Equity - Share Repurchase Program (Details) - USD ($) shares in Thousands	12 Months Ended			23 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2019	May 06, 2019	Jan. 31, 2018
Equity, Class of Treasury Stock [Line Items]
Treasury shares repurchased (in shares)	1,300
Treasury shares repurchased	$ 63,995,000	$ 74,450,000	$ 104,685,000
Treasury Shares
Equity, Class of Treasury Stock [Line Items]
Treasury shares repurchased (in shares)	1,346	1,987	2,871
Treasury shares repurchased	$ 63,995,000	$ 74,450,000	$ 104,685,000
Sixth Share Repurchase Program
Equity, Class of Treasury Stock [Line Items]
Amount authorized to repurchase shares					$ 100,000,000
Fifth Share Repurchase Program
Equity, Class of Treasury Stock [Line Items]
Amount authorized to repurchase shares						$ 200,000,000
Treasury shares repurchased (in shares)		2,000	2,900	4,900
Treasury shares repurchased		$ 74,500,000	$ 104,700,000	$ 179,100,000